Subsequent events (Details) - Closing approval of the joint venture O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A. R$ in Millions	Jan. 17, 2023 BRL (R$) installment
Environpact
Subsequent events
Percentage of interest held in joint venture	100.00%
O'Brien's Response Management Inc
Subsequent events
Percentage of interest held in subsidiary	100.00%
Number of installments | installment	2
Amount of cash received | R$	R$ 11
Percentage of shares received	50.00%